OTHER EXPENSES/(INCOME), NET	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
OTHER EXPENSES/(INCOME), NET	OTHER EXPENSES/(INCOME), NET
Other expenses, net are as follows:

	For the years ended December 31,
	2021	2020	2019
	(€ thousand)
Other expenses	13,666	25,067	14,288
Other income	(8,105)	(6,592)	(9,297)
Other expenses, net	5,561	18,475	4,991
Other expenses primarily include indirect taxes, provisions and other miscellaneous expenses. Other income primarily includes rental income, gains on the disposal of property plant and equipment and other miscellaneous income. Other expenses, net in 2021 and 2019 include releases of provisions relating to legal disputes following developments favorable to Ferrari.